Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information Reconciled to Income before Tax and Noncontrolling Interest

The following tables show segment information for 2017, 2016 and 2015, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

	Container	Container	Container
2017	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income	$442,219	$2,669	$—	$—	$—	$444,888
Management fees from external customers	266	9,953	4,775	—	—	14,994
Inter-segment management fees	—	39,529	9,477	—	(49,006)	—
Trading container sales proceeds	—	—	4,758	—	—	4,758
Gain on sale of containers, net	26,210	—	—	—	—	26,210
Total revenue	$468,695	$52,151	$19,010	$—	$(49,006)	$490,850
Depreciation expense	$236,577	$776	$—	$—	$(6,310)	$231,043
Container impairment	$8,072	$—	$—	$—	$—	$8,072
Interest expense	$117,475	$—	$—	$—	$—	$117,475
Write-off of unamortized deferred debt issuance costs and bond discounts	$7,550	$—	$—	$—	$—	$7,550
Unrealized gains on interest rate swaps, collars and caps, net	$4,094	$—	$—	$—	$—	$4,094
Segment (loss) income before income tax and noncontrolling interests	$(1,707)	$15,376	$10,854	$(3,568)	$1,405	$22,360
Total assets	$4,316,272	$139,989	$10,873	$6,859	$(93,651)	$4,380,342
Purchases of long-lived assets	$418,288	$934	$—	$—	$—	$419,222

	Container	Container	Container
2016 (1)	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income	$458,246	$2,181	$—	$—	$—	$460,427
Management fees from external customers	291	10,076	3,053	—	—	13,420
Inter-segment management fees	—	38,080	8,493	—	(46,573)	—
Trading container sales proceeds	—	—	15,628	—	—	15,628
Gain on sale of containers, net	6,761	—	—	—	—	6,761
Total revenue	$465,298	$50,337	$27,174	$—	$(46,573)	$496,236
Depreciation expense	$241,498	$876	$—	$—	$(6,230)	$236,144
Container impairment	$94,623	$—	$—	$—	$—	$94,623
Interest expense	$85,215	$—	$—	$—	$—	$85,215
Unrealized gains on interest rate swaps, collars and caps, net	$6,210	$—	$—	$—	$—	$6,210
Segment (loss) income before income tax and noncontrolling interests	$(84,252)	$18,134	$6,178	$(3,016)	$1,633	$(61,323)
Total assets	$4,261,296	$89,905	$6,010	$4,900	$(68,085)	$4,294,026
Purchases of long-lived assets	$474,956	$1,206	$—	$—	$—	$476,162

	Container	Container	Container
2015	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income	$510,954	$1,590	$—	$—	$—	$512,544
Management fees from external customers	317	12,002	3,291	—	—	15,610
Inter-segment management fees	—	45,620	10,104	—	(55,724)	—
Trading container sales proceeds	—	—	12,670	—	—	12,670
Gain on sale of containers, net	3,454	—	—	—	—	3,454
Total revenue	$514,725	$59,212	$26,065	$—	$(55,724)	$544,278
Depreciation expense	$197,084	$792	$—	$—	$(5,946)	$191,930
Container impairment	$35,345	$—	$—	$—	$—	$35,345
Interest expense	$76,063	$—	$—	$—	$—	$76,063
Write-off of unamortized deferred debt issuance costs	$458	$—	$—	$—	$—	$458
Unrealized losses on interest rate swaps, collars and caps, net	$1,947	$—	$—	$—	$—	$1,947
Segment income (loss) before income tax and noncontrolling interests	$88,536	$26,305	$9,335	$(4,283)	$786	$120,679
Total assets	$4,348,196	$117,033	$5,210	$7,251	$(112,378)	$4,365,312
Purchases of long-lived assets	$510,269	$1,070	$—	$—	$—	$511,339

(1)

Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of lease rental income and management fees during the years ended December 31, 2017, 2016 and 2015 based on customers’ primary domicile:

	Years ended December 31,
	2017	Percent of Total	2016 (1)	Percent of Total	2015	Percent of Total
Lease rental income:
Asia	$231,928	52.1%	$256,489	55.7%	$301,209	58.7%
Europe	182,291	41.0%	176,164	38.2%	183,785	35.9%
North / South America	26,329	5.9%	21,929	4.8%	15,957	3.1%
All other international	4,340	1.0%	5,845	1.3%	11,593	2.3%
Bermuda	—	0.0%	—	0.0%	—	0.0%
	$444,888	100.0%	$460,427	100.0%	$512,544	100.0%
Management fees:
Bermuda	$9,074	60.5%	$8,668	64.6%	$10,201	65.3%
Europe	3,729	24.9%	2,541	18.9%	3,190	20.4%
North / South America	1,948	13.0%	1,915	14.3%	1,819	11.7%
Asia	28	0.2%	41	0.3%	48	0.3%
All other international	215	1.4%	255	1.9%	352	2.3%
	$14,994	100.0%	$13,420	100.0%	$15,610	100.0%

(1)

Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gains on sale of containers, net during the years ended December 31, 2017, 2016 and 2015 based on the location of sale:

	Years ended December 31,
	2017	Percent of Total	2016 (1)	Percent of Total	2015	Percent of Total
Trading container sales proceeds:
Asia	$3,349	70.4%	$11,647	74.5%	$6,401	50.5%
North / South America	816	17.2%	2,948	18.9%	2,581	20.4%
Europe	593	12.5%	1,033	6.6%	3,688	29.1%
Bermuda	—	—	—	0.0%	—	0.0%
	$4,758	100.0%	$15,628	100.0%	$12,670	100.0%
Gain (loss) on sale of containers, net:
Asia	$18,321	69.9%	$6,015	89.0%	$929	26.9%
North / South America	5,002	19.1%	1,855	27.4%	3,022	87.5%
Europe	2,994	11.4%	1,576	23.3%	(490)	(14.2)%
Bermuda	—	0.0%	—	0.0%	—	0.0%
All other international	(107)	(0.4)%	(2,685)	(39.7)%	(7)	(0.2)%
	$26,210	100.0%	$6,761	100.0%	$3,454	100.0%

(1)

Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).